INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 42,194		¥ 77,487
Accumulated amortization	(36,507)		(73,877)
Impairment provision	(3,610)		(3,610)
Acquired intangible assets, net	2,077	$ 292	0
Technology rights for licensed seeds
INTANGIBLE ASSETS, NET
Gross carrying amount	40,100		72,748
Software
INTANGIBLE ASSETS, NET
Gross carrying amount	¥ 2,094		¥ 4,739